Goodwill (Tables)	3 Months Ended
Mar. 31, 2013
Goodwill
	March 31,	December 31,
	2013	2012
	(in thousands)

Opening balance	$315,441	$253,393
Current period acquisitions	45,802	55,759
Prior period acquisitions	-	1,382
Foreign exchange movement	(7,068)	4,907

Closing balance	$354,175	$315,441